Short-term Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term Borrowings
16.	Short-term borrowings
-	Bank borrowings

As of December 31, 2019 and 2020, the total short-term bank borrowings balance of the Group was US$ 23,253,294 and US$6,472,096, respectively. The short-term bank borrowings outstanding as of December 31, 2019 and 2020 carried a weighted average interest rate of 6.38% and 4.92% per annum, respectively.

a)	The Group’s bank facility arrangements are summarized as follows:

On October 18, 2018, two fully owned subsidiaries of the Group obtained a three-year revolving loan facility in an aggregate principal amount not exceeding US$25.0 million from Taipei Fubon Commercial Bank Co. Ltd., Hong Kong Branch. On March 25, 2020, this aggregate principal amount not exceeding US$18.0 million. Borrowings drawn down from the loan facility were charged by account receivables, bank accounts as well as inventories of these subsidiary and are also charged by certain of the Class B ordinary shares held by the Founders. As of December 31, 2019 and 2020, short-term bank borrowings with the amount of US$ 14,695,000 and US$2,200,000, respectively, were from such revolving loan facility.

On October 29, 2018, one of the fully owned subsidiaries of the Group obtained a two-year revolving loan facility in an aggregate principal amount not exceeding US$ 4,000,000 from The Hong Kong and Shanghai Banking Corporation Limited. As of December 31, 2019, borrowings drawn down from the loan facility were charged by certain accounts receivables with the carrying value of US$ 3,239,987 and bank deposits of US$ 2,000,000 which was classified as restricted cash and are also charged by the other two fully owned subsidiaries of the Group and the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 3,983,355 were from such revolving loan facility. The loan has been repaid as of December 31, 2020.

On March 18, 2019, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 2,150,168 (RMB 15,000,000) from China Merchants Bank, Shanghai Tianyaoqiao Branch. Borrowings drawn down from the loan facility were charged by the other fully owned subsidiary of the Group and the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 1,433,445 (RMB 10,000,000) were from such revolving loan facility. The loan has been repaid as of December 31, 2020.

On May 6, 2019, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 286,689 (RMB 2,000,000) from Ningbo Commerce Bank, Shanghai Branch. Borrowings drawn down from the loan facility were guaranteed by the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 274,603 (RMB 1,915,688) were from such revolving loan facility. The loan has been repaid as of December 31, 2020.

On August 14, 2020, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 766,295 (RMB 5,000,000) from Bank of Ningbo, Shanghai Branch. Borrowings drawn down from the loan facility were guaranteed by the Founders. As of December 31, 2020, short-term bank borrowings with the amount of US$ 766,295 (RMB 5,000,000) were from such revolving loan facility.

On September 18, 2020, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 153,259 (RMB 1,000,000) from Bank of Ningbo, Shanghai Branch. Borrowings drawn down from the loan facility were collateralized by the Company’s property and equipment and guaranteed by the Founders and a third party guarantor. As of December 31, 2020, short-term bank borrowings with the amount of US$ 134,102 (RMB 875,000) were from such revolving loan facility.

b)	The Group’s other bank borrowings are summarized as follows:

As of December 31, 2019 and 2020, bank borrowings of US$ 716,723 (RMB 5,000,000) and US$ 1,532,590 (RMB 10,000,000), respectively, were guaranteed by the Founders. On June 30, 2020, the Group entered into a one-year loan agreement with Industrial Bank, with a principal amount of US$ 1,226,072 and annual interest rate of 5.30%. On August 3, 2020, the Group entered into a six-month loan agreement with Industrial and Commercial Bank of China Limited, with a principal amount of US$ 306,518 and annual interest rate of 4.95%.

As of December 31, 2019, bank borrowings of US$ 716,723 (RMB 5,000,000) were guaranteed by one of the subsidiaries of the Group.

As of December 31, 2019, bank borrowings of US$ 1,433,445 (RMB 10,000,000) were collateralized by bank deposits of US$ 430,034 placed in  the third party bank account which was classified as deposits in prepayments and other current assets (Note 9).

As of December 31, 2020, bank borrowings of US$ 1,839,109 (RMB 12,000,000) were guaranteed by the Founders and a third party guarantor.  On November 30, 2020, the Group entered into a one-year loan agreement with Bank of Shanghai, with a principal amount of US$ 1,532,591 and annual interest rate of 3.85%. On December 7, 2020, the Group entered into a one-year loan agreement with Bank of Communications, with a principal amount of US$ 306,518 and annual interest rate of 4.05%.

-	Other borrowings

As of December 31, 2019 and 2020, the total other borrowings of the Group was US$ 11,262,659 and US$ 10,470,655, respectively.

From July to December 2019, the Group entered into several one-year loan agreements with a third-party company with a total principal amount of US$ 4,466,687 and annual interest rates of 10.9%. The loans were collateralized by certain accounts receivable with carrying value of US$ 5,739,895. The loan has been repaid as of December 31, 2020.

From September to December 2019, the Group entered into four-month loan agreements with a third-party company with a total principal amount of US$ 205,983 and annual interest rates of 10%. The loans were collateralized by certain accounts receivable with the carrying value of US$ 271,068. The loan has been repaid as of December 31, 2020.

From September to December 2019, the Group entered into six-month loan agreements with a third-party company, with a principal amount of US$ 4,812,000 and annual interest rate of 7.8%. The loan has been repaid as of December 31, 2020.

From October to December 2019, the Group entered into six-month loan agreements with a third-party company with a principal amount of US$ 1,777,989 and annual interest rate of 7%. The loans were collateralized by certain accounts receivable with the carrying value of US$ 2,214,141. The loan has been repaid as of December 31, 2020.

From January to September 2020, the Group entered into four-month loan agreements with a third-party company with a total principal amount of US$ 374,381 and annual interest rates of 10%. The loans were collateralized by certain accounts receivable with carrying value of US$ 418,558.

From January to September 2020, the Group entered into six-month loan agreements with a third-party company with a total principal amount of US$ 688,855 and annual interest rates of 6%. The loans were collateralized by certain accounts receivable with carrying value of US$ 576,736.

In October 2020, the Group entered into six-month loan agreements with a third-party company with a total principal amount of US$ 1,750,000 and annual interest rates of 8.5%.

From March to October 2020, the Group entered into one-year loan agreements with a third-party company with a total principal amount of US$ 2,898,859 and annual interest rates of 10.9%. The loans were collateralized by certain accounts receivable with carrying value of US$ 4,599,394.

In November 2020, the Group entered into one-year loan agreements with a third-party company with a total principal amount of US$ 1,703,693 and annual interest rates of 8.5%. The loans were collateralized by certain accounts receivable and inventories with carrying value of US$1,925,567 and collateralized by inventory in certain warehouse of the Group.

In December 2020, the Group entered into three-month loan agreements with a third-party company with a total principal amount of US$ 2,554,867 and annual interest rates of 7.8%.

From June to December 2020, the Group entered into three-month loan agreements with a third-party company with a total principal amount of US$ 500,000 and annual interest rates of 9%.

-	Bank and other borrowings:

There exists no restrictive financial covenants attached to all of the Group’s short-term borrowings.

The short-term other borrowings outstanding as of December 31, 2019 and 2020 carried a weighted average interest rate of 7.18% and 7.39% per annum, respectively.

Interest expenses of bank and other borrowings were US$ 978,477, US$ 2,605,167 and US$ 2,650,317 for the years ended December 31, 2018, 2019 and 2020, respectively.